                          STATE FARM MUTUAL FUND TRUST

                             State Farm Equity Fund
                        State Farm Small Cap Equity Fund
                      State Farm International Equity Fund
                          State Farm S&P 500 Index Fund
                         State Farm Small Cap Index Fund
                       State Farm International Index Fund
                         State Farm Equity and Bond Fund
                              State Farm Bond Fund
                       State Farm Tax Advantaged Bond Fund
                          State Farm Money Market Fund

                      Supplement dated December 28, 2000 to
            the Class A/Class B Prospectus dated December 18, 2000 of
                          State Farm Mutual Fund Trust

In the table under the heading "Expense Examples" on the left column of page 23, the row of expenses indicated for "Equity And Bond Fund" is deleted and replaced by the following:

FUND                                     CLASS A                   CLASS B
---------------------------------------------------------------------------------
                                   1 YEAR       3 YEARS      1 YEAR       3 YEARS
---------------------------------------------------------------------------------
Equity And Bond Fund               $418         $667         $462         $777